Mezzanine equity	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Mezzanine equity	Mezzanine equity
Prior to the Company’s merger, the Company issued various series of preferred shares noted in the table below. These preferred shares carried various redemption rights, conversion rights, voting rights, dividend rights and liquidation preferences. None of those rights were used or materialized except that they were all converted into ordinary shares on December 20, 2022 as noted in the Merger and Recapitalization Note 1(b).
Accounting of Redeemable Convertible Preferred Shares
The Company has classified the Preferred Shares as mezzanine equity in the consolidated balance sheets as they were contingently redeemable upon the occurrence of certain events outside of the Company’s control.
The Company concluded that the embedded conversion and redemption option of the Preferred Shares did not need to be bifurcated as a derivative as they lacked essential characteristics of being a derivative.
The Preferred Shares were recorded initially at fair value, net of issuance cost. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Preferred Shares to their maximum redemption amount at the end of each reporting period, as if it were also the redemption date for the Preferred Shares.
The activities of the Redeemable Convertible Preferred Shares for the year ended December 31, 2022 consist of the following which reflect the effect of Recapitalization:

	Series Angel Preferred Shares		Series A Preferred Shares			Series A+ Preferred Shares		Series A++ Preferred Shares		Series B Preferred Shares
	Shares	Carrying amount	Shares	Carrying amount	Subscription receivable	Shares	Carrying amount	Shares	Carrying amount	Shares	Carrying amount	Subscription receivable	Total
		RMB		RMB	RMB		RMB		RMB		RMB	RMB	RMB
Balance as of January 1, 2022	6,016,207	283,585	29,184,844	1,429,313	—	29,361,157	1,386,671	8,546,916	475,413	17,615,165	1,117,317	(159,392)	4,532,907
Subscription contributions from shareholders	—	—	—	—	—	—	—	—	—	—	—	159,485	159,485
Accretion of Redeemable Convertible Preferred Shares	—	21,916	—	100,884	—	—	106,959	—	36,732	—	88,387	—	354,878
Foreign currency translation adjustment	—	26,949	—	135,409	—	—	131,767	—	45,179	—	106,268	(93)	445,479
Conversion of Preferred Shares to Ordinary Shares upon the completion of the Merger	(6,016,207)	(332,450)	(29,184,844)	(1,665,606)	—	(29,361,157)	(1,625,397)	(8,546,916)	(557,324)	(17,615,165)	(1,311,972)	—	(5,492,749)
Balance as of December 31, 2022	—	—	—	—	—	—	—	—	—	—	—	—	—